Fair Value Information (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Asset Impairment Charges [Abstract]
Goodwill impairment charge	$ 28.3	$ 1.2	$ 45.8	$ 47.0	$ 0.0	$ 0.0
Assets, Fair Value Disclosure [Abstract]
Total fair value	52.8
Revolving Credit Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amount outstanding	$ 0.0	0.0		0.0	0.0
Fair Value, Inputs, Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior secured notes, fair value		202.5		202.5	$ 254.1
Fair Value, Inputs, Level 3
Assets, Fair Value Disclosure [Abstract]
Goodwill fair value		$ 28.3		$ 28.3